SIGNIFICANT ACCOUNTING POLICIES - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in standard warranty liability
Beginning Balance	$ 156	$ 181
Current period accruals	172	145
Accrual adjustments to reflect experience	(10)	(6)
Charges incurred	(165)	(164)
Ending Balance	$ 152	$ 156
Minimum
Product Warranties
Product warranty term	1 year
Maximum
Product Warranties
Product warranty term	3 years